Income Taxes Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ (233,766)	$ (33,239)	$ 50,299
State Income Tax current and deferred	(1,653)	1,062	(580)
Federal income taxes computed by applying the federal statutory rate to NBI of corporate entities	(4,160)	(2,155)	(2,232)
Tax attributes used	218	0	(538)
Income Tax Expense (Benefit)	$ (5,595)	$ (1,093)	$ (3,350)
Effective Income Tax Rate, Continuing Operations	2.40%	3.30%	(6.70%)